Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2023
Prepayments and Other Current Assets [Abstract]
Schedule of Prepayments and Other Current Assets	Prepayments and other current assets as of December 31, 2022 and 2023 consisted of the following:
	As of December 31,
	2022	2023
	RMB	RMB
Receivables of supplier rebates-current	3,661,334	2,039,621
Value-added tax recoverable	5,405	248,801
Prepayment for short-term investment	-	17,688,930
Receivables of government grants	-	2,023,502
Deposits	759,608	5,878,679
Advances to suppliers	8,792,453	16,988,630
Advances for stock repurchase	-	1,770,675
Advances for financing services	-	2,090,000
Prepayments and other receivables due from YJW and KeKe - current	8,922,423	35,833,936
Other receivables due from individuals	-	8,470,589
Other receivables	3,573,665	4,556,034

Total	25,714,888	97,589,397

Schedule of Allowance for Doubtful Accounts	The movement of the allowance for doubtful accounts is as follows:
	For the Years Ended December 31,
	2021	2022	2023
	RMB	RMB	RMB
Balance at the beginning of the year	-	-	-

Current period provision	-	4,262,335	-
Write-offs	-	(4,262,335)	-

Balance at the end of the year	-	-	-